TAXES ON INCOME - Disclosure of detailed information about income tax expense (benefit) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current	$ 182	$ 688	$ 243
Deferred, net	394	(1,810)	278
Income tax from previous years	195	(16)	(21)
Income tax expense (benefit)	$ 771	$ (1,138)	$ 500	[1]

[1]	Reclassified in respect of discontinued operations - see Note 25.